Insurance (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Coverage	R$ 84,043,490
Specified Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	78,795,760
Engineering Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	2,807,050
Guarantee Insurance Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Coverage	1,400,000
Civil Liability Environmental [Member]
IfrsStatementLineItems [Line Items]
Coverage	400,000
Civil Liability Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Coverage	200,000
Civil Liability Work [Member]
IfrsStatementLineItems [Line Items]
Coverage	162,540
Civil Liabilitys Operations [Member]
IfrsStatementLineItems [Line Items]
Coverage	100,000
Other Insurance Coverages [Member]
IfrsStatementLineItems [Line Items]
Coverage	R$ 178,140